Interests in Other Entities	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Interests in Other Entities
19. INTERESTS IN OTHER ENTITIES

	Group
	2019 £m	2018 £m
Joint ventures	117	88

	117	88

The Santander UK group consists of a parent company, Santander UK Group Holdings plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by the Company. The Company has no individually significant associates. Details of subsidiaries, joint ventures and associates are set out in the Shareholder Information section.
a) Interests in subsidiaries
The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration. SFS has branch offices in Jersey and the Isle of Man.
Subsidiaries with significant
non-controlling
interests
The only subsidiary with significant
non-controlling
interests is PSA Finance UK Limited, which operates in the UK. In 2019 and 2018, the proportion of ownership interests and voting rights held by non-controlling
interests was 50%.

	2019 £m	2018 £m
Profit attributable to non-controlling interests	19	22

Accumulated non-controlling interests of the subsidiary	160	151

Dividends paid to non-controlling interests	12	22

Summarised financial information:
- Total assets	3,228	3,289
- Total liabilities	2,905	2,987
- Profit for the year	40	43
- Total comprehensive income for the year	40	43

Interests in consolidated structured entities
Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 14 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets
and
liabilities

in
these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.
i) Guaranteed Investment Products 1 PCC Limited (GIP)
GIP is a Guernsey-incorporated, closed-ended, protected cell company. The objective of each cell is to achieve capital growth for retail investors. In order to achieve the investment objective, GIP, on behalf of the respective cells, has entered into transactions with Santander UK plc. Santander Guarantee Company, a Santander UK group company, also guarantees the shareholders of cells a fixed return on their investment and/or the investment amount. GIP has no third party assets. Although the share capital is owned by the retail investors, Santander UK continues to have exposure to variable risks and returns through Santander Guarantee Company’s guarantee and has therefore consolidated this entity.
ii) Motor Securities
2018-1
Designated Activity Company (Motor 2018)
Motor 2018 is a credit protection entity, and a Designated Activity Company limited by shares, incorporated in Ireland. It has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans. The entity has been consolidated as Santander UK holds a variable interest by retaining the junior tranche of notes issued by the entity.
b) Interests in joint ventures
Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In 2019, Santander UK’s share in the profit after tax of its joint ventures was £30m (2018: £15m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2019, the carrying amount of Santander UK’s interest was £117m (2018: £88m). At 31 December 2019 and 2018, the joint ventures had no

commitments and contingent liabilities.
c) Interests in unconsolidated structured entities
Structured entities sponsored by the Santander UK group
Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.
i) Santander (UK) Common Investment Fund
The Santander (UK) Common Investment Fund (the Fund) is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by Santander UK, but its assets of £12,446m (2018: £11,433m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 28. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.
ii) Credit protection entities
Santander UK has established
four
(2018:
three
)
unconsolidated

credit protection entities, which are Designated Activity Companies limited by shares, incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans.
Senior credit linked notes, which amounted to £3,766m (2018: £3,053m), are issued to, and held by, Santander UK. Junior credit linked notes, which amounted to £825m (2018: £408m), are all held by third party investors and suffer the first losses incurred in the referenced portfolios. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection.
£110m (2018: £3,053m) of the senior credit linked notes are presented on a gross basis and included within ‘Other financial assets at fair value through profit or loss’ on the balance sheet (see Note 12). Deposits and associated guarantees relating to the senior notes are included within ‘Other financial liabilities at fair value through profit or loss’ (see Note 21). The remainder of the senior credit linked notes, along with the deposits and associated guarantees, are presented on a net basis, to reflect a legal right of set-off
between the principal amounts of senior notes and the cash deposits. Deposits and associated guarantees in respect of the junior credit linked notes are included within ‘Deposits by customers’ (see Note 22).
The entities are not consolidated by Santander UK because the third party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these vehicles.
Since
 the credit linked notes (including those held by Santander UK) are fully cash collateralised, Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the credit protection entities in connection with the credit protection outlined above.
Structured entities not sponsored by the Santander UK group
Santander UK also has interests in structured entities which it does not sponsor or control. These consist of holdings of mortgage and other asset backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the asset backed securities included in Note 17. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.

Santander UK Group Holdings plc [member]
Statement [Line Items]
Interests in Other Entities
6. INTERESTS IN OTHER ENTITIES

	2019 £m	2018 £m
Interests in ordinary shares of subsidiaries	11,645	11,645
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Fixed Rate Reset Perpetual AT1 Capital Securities	0	300
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	—

	13,600	13,400

Interests in subsidiaries are held at cost subject to impairment. During 2019 and 2018, no
 impairment was recognised. The Company has
no
 associates.

The movement in the Company’s interests in subsidiaries was as follows:

	Cost £m	Impairment £m	Net book value £m

At 1 January 2019 and 31 December 2019	11,645	0	11,645

At 1 January 201 8	11,268	—	11,268
Addition s	377	—	377

At 31 December 2018	11,645	—	11,645

Interests in ordinary shares of subsidiaries include the Company’s investment in 100% of the ordinary share capital of Santander UK plc, SFS and SEIL.
During 2018, the following restructures were carried out as part of the Santander UK group’s ring-fencing plans:

–	Santander UK Group Holdings plc acquired 100 % of the share capital of SEIL from SFS, for a consideration of £ 40 m, which was equivalent to the book value of the associated assets and liabilities.

–
Santander UK Group Holdings plc acquired
100
% of the share capital of SFS from Santander UK plc, for a consideration of £
337
m, which was equivalent to the book value of the associated assets and liabilities.

Details of subsidiary undertakings and joint ventures are set out in the Shareholder information section. For information on AT1 Capital Securities, see Note
31
 to the Consolidated Financial Statements.